Taxes (Details 3) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts and other reserves	$ 1,682,706	$ 564,556
Valuation allowance	(1,682,706)	(470,403)
Total	0	94,153
Deferred Tax Liabilities, Gross [Abstract]
Increase in fair value of intangible assets acquired through acquisition	2,086,086	0
Total	$ 2,086,086	$ 0